Derivative Liabilities (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Derivative Liabilities Details
Balance at the beginning of period	$ 3,800,229
Addition of new derivative liabilities (warrants)	68,091	$ 4,521,063
Change in fair value of warrants	(1,870,880)	(720,834)
Extinguishment of derivative liabilities	(1,378,374)
Balance at the end of the period	$ 619,066	$ 3,800,229